STOCK-BASED COMPENSATION (Share-Based Compensation Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
PBF LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 0
PBF LLC [Member] | Series A Units [Member]
Options
Options, beginning balance (in shares)	612,946	640,779	801,479
Exercised (in shares)	(126,634)	(27,833)	(160,700)
Forfeited (in shares)	0	0	0
Options, ending balance (in shares)	486,312	612,946	640,779	801,479
Options exercisable and vested (in shares)	486,312	612,946	940,779
Options expected to vest (in shares)	486,312
Weighted Average Exercise Price
Weighted average exercise price, beginning balance (in dollars per share)	$ 10.62	$ 10.59	$ 10.53
Exercised (in dollars per share)	10.17	10.00	10.28
Forfeited (in dollars per share)	0.00	0.00	0.00
Weighted average exercise price, ending balance (in dollars per share)	10.73	10.62	10.59	$ 10.53
Weighted average exercise price, exercisable and vested (in dollars per share)	10.73	$ 10.62	$ 10.59
Weighted average exercise price, expected to vest (in dollars per share)	$ 10.73
Weighted average remaining contractual term, outstanding	3 years 6 months 6 days	4 years 5 months 20 days	5 years 5 months 15 days	6 years 4 months 28 days
Weighted average remaining contractual term, exercisable and vested	3 years 6 months 8 days	4 years 5 months 20 days	5 years 5 months 15 days
Weighted average remaining contractual term, expected to vest	3 years 6 months 6 days
PBF Energy [Member]
Options
Options, beginning balance (in shares)	6,882,775	5,970,625	4,256,375
Granted in period (in shares)		1,638,075	1,792,000	1,899,500
Exercised (in shares)		(462,500)	(11,250)	(30,000)
Forfeited (in shares)		(263,425)	(66,500)	(15,000)
Options, ending balance (in shares)		6,882,775	5,970,625	4,256,375	2,401,875
Options exercisable and vested (in shares)		2,958,875	2,271,375	1,136,250
Options expected to vest (in shares)		6,882,775
Weighted Average Exercise Price
Weighted average exercise price, beginning balance (in dollars per share)	$ 27.27	$ 27.37	$ 27.89
Granted (in dollars per share)		26.52	26.18	$ 30.28
Exercised (in dollars per share)		25.65	25.86	25.79
Forfeited (in dollars per share)		27.71	28.74	26.38
Weighted average exercise price, ending balance (in dollars per share)		27.27	27.37	27.89	$ 25.97
Weighted average exercise price, exercisable and vested (in dollars per share)		27.58	$ 27.23	$ 26.22
Weighted average exercise price, expected to vest (in dollars per share)		$ 27.27
Weighted average remaining contractual term, outstanding		7 years 9 months 24 days	8 years 7 days	8 years 3 months 26 days	8 years 8 months 2 days
Weighted average remaining contractual term, granted		10 years	10 years	10 years
Weighted average remaining contractual term, exercisable and vested		6 years 8 months 36 days	7 years 2 months 15 days	7 years 7 months 11 days
Weighted average remaining contractual term, expected to vest		7 years 9 months 24 days